STOCKHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Schedule of Share-based Compensation Arrangements by Share-based Payment Award
Stock-based compensation expense for the three and six months ended June 30, 2022 and 2021 is included in the Company’s Consolidated Statements of Operations and Comprehensive (Loss) Income as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Cost of revenue	$16,882	$—	$18,921	$—
Research and development	13,177	—	15,059	—
Sales and marketing	9,132	—	9,590	—
General and administrative	71,807	2,136	93,225	2,724

Total stock-based compensation expense	$110,998	$2,136	$136,795	$2,724